CRITICAL ACCOUNTING JUDGMENTS AND ESTIMATES	12 Months Ended
Jun. 30, 2021
CRITICAL ACCOUNTING JUDGMENTS AND ESTIMATES
CRITICAL ACCOUNTING JUDGMENTS AND ESTIMATES

5.    CRITICAL ACCOUNTING JUDGMENTS AND ESTIMATES

The Group makes certain estimates and assumptions regarding the future. Estimates and judgments are continually evaluated based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. In the future, actual experience may differ from these estimates and assumptions. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are listed below.

Critical estimates

-	Estimate of the trade receivables impairment provision (Note 4.2).
-	Estimate of the inventory obsolescence allowance (Note 4.3).
-	Capitalization and impairment testing of development costs (Notes 4.7).
-	Impairment of goodwill (Notes 4.7).
-	Recoverability of investments in joint ventures (Note 4.8)
-	Fair value of land and buildings (Note 4.9 ).
-	Identification and fair value of identifiable intangible assets arising in acquisitions (Note 4.11 y 4.7).
-	Share-based payments (Notes 4.22).
-	Recognition and recoverability of deferred tax assets and credit for minimum presumed income tax (Note 9).
-	Classification of the Convertible Notes as compound instruments and determination of fair value of the liability component from the initial carrying amount (Note 4.14).